united states
securities and exchange commission
washington, d.c. 20549

form N-CSR

certified shareholder report of registered management

investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2025

Item 1. Reports to Stockholders.

(a)

Longboard Fund - Class A: LONAX Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - November 30, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$115	2.24%*

*	Annualized

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 11/30/2025
Total Net Assets	$119,797,721
# of Portfolio Holdings	573
Portfolio Turnover Rate	46%
Advisory Fees Paid	$1,347,530

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Barclays U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, since inception.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (12/9/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: Broad-based, market-value-weighted benchmark that tracks the performance of the U.S. dollar-denominated, investment-grade, fixed-rate taxable bond market.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 11/30/2025
	6 Months	1 Year	5 Years	10 Years
LONAX (Without Load)	4.89%	-4.76%	4.87%	6.90%
LONAX (With Load)	-1.12%	-10.22%	3.64%	6.27%
S&P 500 Index	16.57%	15.00%	15.28%	14.84%
SG Trend Index	13.31%	1.96%	7.93%	3.47%
Bloomberg U.S. Aggregate Bond Index	4.89%	5.70%	-0.31%	1.99%

TSR-SAR-113025-LONAX

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of U.S. stocks. The Fund systematically allocates capital to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Rithm Capital Corporation	0.3%
Westinghouse Air Brake Technologies Corporation	0.3%
Entergy Corporation	0.3%
Allegion plc	0.3%
Atmos Energy Corporation	0.3%
Loews Corporation	0.3%
Trimble, Inc.	0.2%
Emerson Electric Company	0.2%
Norfolk Southern Corporation	0.2%
Hartford Insurance Group, Inc. (The)	0.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class A: LONAX Semi-Annual Shareholder Report - November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-SAR-113025-LONAX

Longboard Fund - Class I: LONGX Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - November 30, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
I	$102	1.99%*

*	Annualized

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 11/30/2025
Total Net Assets	$119,797,721
# of Portfolio Holdings	573
Portfolio Turnover Rate	46%
Advisory Fees Paid	$1,347,530

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed over the past 10 years?

Longboard Fund has outperformed its primary benchmark, the Barclays U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, over the past 10 years.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since 12/1/2015. The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: Broad-based, market-value-weighted benchmark that tracks the performance of the U.S. dollar-denominated, investment-grade, fixed-rate taxable bond market.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 11/30/2025
	6 Months	1 Year	5 Years	10 Years
LONGX	5.01%	-4.49%	5.15%	7.07%
S&P 500 Index	16.57%	15.00%	15.28%	14.63%
SG Trend Index	13.31%	1.96%	7.93%	3.24%
Barclays U.S. Aggregate Bond Index	4.89%	5.70%	-0.31%	1.99%

TSR-SAR-113025-LONGX

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of U.S. stocks. The Fund systematically allocates capital to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Rithm Capital Corporation	0.3%
Westinghouse Air Brake Technologies Corporation	0.3%
Entergy Corporation	0.3%
Allegion plc	0.3%
Atmos Energy Corporation	0.3%
Loews Corporation	0.3%
Trimble, Inc.	0.2%
Emerson Electric Company	0.2%
Norfolk Southern Corporation	0.2%
Hartford Insurance Group, Inc. (The)	0.2%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class I: LONGX Semi-Annual Shareholder Report - November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-SAR-113025-LONGX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Longboard Fund

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Semi-Annual Financial Statements and

Additional Information

November 30, 2025

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6%
	AEROSPACE & DEFENSE - 2.5%
1,684	AAR Corporation(a)	$140,126
220	AeroVironment, Inc.(a)	61,481
2,302	Astronics Corporation(a)	125,620
203	Curtiss-Wright Corporation	114,551
1,054	Ducommun, Inc.(a)	96,641
799	General Dynamics Corporation	272,962
785	HEICO Corporation	248,774
991	HEICO Corporation, Class A	244,747
662	Howmet Aerospace, Inc.	135,439
517	Huntington Ingalls Industries, Inc.	162,142
1,736	Kratos Defense & Security Solutions, Inc.(a)	132,110
939	L3Harris Technologies, Inc.	261,690
3,171	Leonardo DRS, Inc.	108,353
412	Northrop Grumman Corporation	235,767
8,221	Park Aerospace Corporation	159,405
835	RTX Corporation	146,050
6,142	Spirit AeroSystems Holdings, Inc., Class A(a)	225,596
283	Woodward, Inc.	84,908
		2,956,362
	APPAREL & TEXTILE PRODUCTS - 0.2%
499	Ralph Lauren Corporation	183,298
905	Tapestry, Inc.	98,898
		282,196
	ASSET MANAGEMENT - 1.9%
3,081	Acadian Asset Management, Inc.	138,152
604	Affiliated Managers Group, Inc.	162,373
4,960	Artisan Partners Asset Management, Inc., Class A	205,740
3,343	Brookfield Asset Management Ltd.	176,310
4,987	Brookfield Business Corporation	173,847
3,250	Carlyle Group, Inc. (The)	177,223
2,167	Charles Schwab Corporation (The)	200,946
3,777	Invesco Ltd.	92,348
4,282	Janus Henderson Group plc	187,166
392	LPL Financial Holdings, Inc.	139,568

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	ASSET MANAGEMENT - 1.9% (Continued)
10,320	Patria Investments Ltd.	$155,522
1,014	Raymond James Financial, Inc.	158,732
1,160	Stifel Financial Corporation	141,520
1,445	Victory Capital Holdings, Inc.	90,876
5,386	Vitesse Energy, Inc.	113,968
		2,314,291
	AUTOMOTIVE - 0.6%
2,842	BorgWarner, Inc.	122,377
11,632	Garrett Motion, Inc.	192,277
2,624	General Motors Company	192,916
2,865	Phinia, Inc.	154,968
		662,538
	BANKING - 12.7%
2,982	1st Source Corporation	186,196
3,422	ACNB Corporation	165,625
4,896	Amalgamated Financial Corporation	143,698
2,544	Ameris Bancorp	192,733
4,105	Arrow Financial Corporation	123,766
6,971	Associated Banc-Corporation	183,268
1,876	Axos Financial, Inc.(a)	154,170
7,859	Banc of California, Inc.	144,920
2,720	Banco Latinoamericano de Comercio Exterior S.A., Class E	122,128
1,188	Bancorp, Inc. (The)(a)	76,115
1,518	Bank First Corporation	189,340
4,742	Bank of NT Butterfield & Son Ltd. (The)	220,218
4,225	Bank OZK	194,435
2,431	Banner Corporation	152,691
3,358	Bar Harbor Bankshares	100,203
6,527	Business First Bancshares, Inc.	169,833
4,195	Cadence Bank	167,129
3,649	Camden National Corporation	147,566
3,484	Capital City Bank Group, Inc.	146,049
5,604	Central Pacific Financial Corporation	166,663
1,639	Citigroup, Inc.	169,800

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	BANKING - 12.7% (Continued)
1,940	Citizens Financial Group, Inc.	$104,954
1,778	City Holding Company	215,689
1,752	Coastal Financial Corporation(a)	195,085
1,951	Comerica, Inc.	156,821
2,640	Community Financial System, Inc.	149,846
3,341	Community Trust Bancorp, Inc.	185,426
1,502	East West Bancorp, Inc.	160,263
2,449	Enterprise Financial Services Corporation	133,740
1,123	Esquire Financial Holdings, Inc.	114,613
3,165	FB Financial Corporation	176,797
6,333	Financial Institutions, Inc.	193,790
3,794	First Bancorp	193,532
9,255	First BanCorp	182,971
1,317	First Business Financial Services, Inc.	68,774
3,382	First Community Bankshares, Inc.	113,026
6,239	First Financial Bancorp	155,226
3,458	First Financial Corporation	201,843
9,785	First Horizon Corporation	218,597
4,265	First Merchants Corporation	157,123
4,555	First Mid Bancshares, Inc.	173,363
4,232	Five Star Bancorp	145,962
11,012	FNB Corporation	183,240
3,203	German American Bancorp, Inc.	127,159
2,004	Great Southern Bancorp, Inc.	120,561
2,830	Hancock Whitney Corporation	171,470
6,799	Hanmi Financial Corporation	187,788
2,816	HBT Financial, Inc.	68,147
5,786	Hilltop Holdings, Inc.	198,576
1,163	Home Bancorp, Inc.	64,512
5,441	Home BancShares, Inc.	152,674
4,022	HomeTrust Bancshares, Inc.	164,942
8,729	Huntington Bancshares Inc	142,283
4,361	Independent Bank Corp	142,387
2,598	International Bancshares Corporation	172,715

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	BANKING - 12.7% (Continued)
9,710	KeyCorporation	$178,470
3,188	Mercantile Bank Corporation	146,584
4,263	Metrocity Bankshares, Inc.	113,609
1,825	Metropolitan Bank Holding Corporation	136,163
5,833	Mid Penn Bancorp, Inc.	170,265
1,901	MidWestOne Financial Group, Inc.	75,223
6,210	MVB Financial Corporation	168,043
2,964	NBT Bancorp, Inc.	122,887
1,372	Nicolet Bankshares, Inc.	172,845
2,162	Northeast Bank	192,159
10,717	Northwest Bancshares, Inc.	128,175
4,087	OFG Bancorp	162,377
9,070	Old National Bancorp	197,091
9,298	Old Second Bancorp, Inc.	175,267
3,923	Origin Bancorp, Inc.	142,758
1,139	Park National Corporation	174,893
2,300	Pathward Financial, Inc.	165,370
4,859	Peoples Bancorp, Inc.	143,972
1,727	Popular, Inc.	198,104
1,606	Preferred Bank	151,622
7,094	Regions Financial Corporation	180,542
5,846	Renasant Corporation	207,182
1,534	Republic Bancorp, Inc., Class A	105,861
3,984	S&T Bancorp, Inc.	157,288
4,551	SmartFinancial, Inc.	165,019
4,048	South Plains Financial, Inc.	152,974
1,585	SOUTHSTATE BANK CORP	141,873
4,110	Stellar Bancorp, Inc.	129,917
2,197	Stock Yards Bancorp, Inc.	145,375
2,949	Synovus Financial Corporation	142,142
1,735	Texas Capital Bancshares, Inc.(a)	156,445
17,384	TFS Financial Corporation	247,723
4,164	Third Coast Bancshares, Inc.(a)	158,690
4,621	Towne Bank	155,035

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	BANKING - 12.7% (Continued)
4,183	Truist Financial Corporation	$194,510
5,226	TrustCompany Bank Corp NY	220,171
4,669	Trustmark Corporation	181,624
4,959	Univest Financial Corporation	157,696
2,792	Webster Financial Corporation	166,403
1,226	Wintrust Financial Corporation	164,309
2,840	WSFS Financial Corporation	158,500
		15,215,597
	BEVERAGES - 0.3%
896	Coca-Cola Consolidated, Inc.	146,003
2,244	Monster Beverage Corporation(a)	168,278
		314,281
	BIOTECH & PHARMA - 2.4%
224	Alnylam Pharmaceuticals, Inc.(a)	101,076
362	Amgen, Inc.	125,057
1,861	ANI Pharmaceuticals, Inc.(a)	157,906
1,104	Axsome Therapeutics, Inc.(a)	167,256
1,107	Bridgebio Pharma, Inc.(a)	79,715
3,660	Catalyst Pharmaceuticals, Inc.(a)	85,681
7,995	Elanco Animal Health, Inc.(a)	186,043
3,450	Exelixis, Inc.(a)	152,387
1,056	Gilead Sciences, Inc.	132,887
2,554	Halozyme Therapeutics, Inc.(a)	182,355
1,877	Incyte Corporation(a)	196,070
867	Insmed, Inc.(a)	180,137
609	Ligand Pharmaceuticals, Inc., Class B(a)	123,737
5,048	Liquidia Corporation(a)	164,716
1,189	Mirum Pharmaceuticals, Inc.(a)	86,856
4,760	Mural Oncology PLC(a)	140,801
1,093	Nuvalent, Inc., Class A(a)	119,520
2,112	Phibro Animal Health Corporation, Class A	88,451
1,389	Rhythm Pharmaceuticals, Inc.(a)	151,526
3,464	Supernus Pharmaceuticals, Inc.(a)	157,924

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	BIOTECH & PHARMA - 2.4% (Continued)
5,191	Theravance Biopharma, Inc.(a)	$105,377
		2,885,478
	CHEMICALS - 0.6%
882	Ecolab, Inc.	242,691
193	NewMarket Corporation	147,361
2,812	Oil-Dri Corp of America	153,057
4,416	Perimeter Solutions, Inc.(a)	123,118
		666,227
	COMMERCIAL SUPPORT SERVICES - 1.1%
1,557	Brink’s Company (The)	174,898
710	Casella Waste Systems, Inc., A(a)	68,437
1,074	Cintas Corporation	199,785
6,722	CoreCivic, Inc.(a)	121,332
1,040	CRA International, Inc.	183,394
509	Huron Consulting Group, Inc.(a)	83,786
3,885	Rollins, Inc.	238,850
974	Waste Management, Inc.	212,205
722	Willdan Group, Inc.(a)	72,850
		1,355,537
	CONSTRUCTION MATERIALS - 0.5%
1,649	CRH PLC	197,814
327	Martin Marietta Materials, Inc.	203,799
743	Vulcan Materials Company	220,850
		622,463
	CONSUMER SERVICES - 0.6%
2,535	Carriage Services, Inc.	109,766
131	Graham Holdings Company, Class B	144,952
6,474	Laureate Education, Inc.(a)	200,046
2,446	Service Corp International	194,285
2,176	Universal Technical Institute, Inc.(a)	50,092
		699,141
	CONTAINERS & PACKAGING - 0.2%
5,607	TriMas Corporation	191,030

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.6%
1,111	3M Company	$191,148
2,134	Emerson Electric Company	284,633
896	ITT, Inc.	165,007
122	Parker-Hannifin Corporation	105,127
		745,915
	E-COMMERCE DISCRETIONARY - 0.3%
6,938	Coupang, Inc.(a)	195,374
2,053	eBay, Inc.	169,968
		365,342
	ELECTRIC UTILITIES - 5.7%
3,522	Alliant Energy Corporation	244,673
2,147	Ameren Corporation	228,333
1,862	American Electric Power Company, Inc.	230,460
5,506	Avista Corporation	227,838
3,140	Black Hills Corporation	231,701
2,342	Brookfield Renewable Corporation	97,170
5,516	CenterPoint Energy, Inc.	220,530
3,825	Clearway Energy, Inc., Class C	140,072
2,982	CMS Energy Corporation	224,962
1,824	Consolidated Edison, Inc.	183,057
3,196	Dominion Energy, Inc.	200,613
1,666	DTE Energy Company	228,292
2,101	Duke Energy Corporation	260,398
3,150	Entergy Corporation	307,188
3,396	Evergy, Inc.	263,699
4,366	Exelon Corporation	205,726
4,979	FirstEnergy Corporation	237,598
1,949	IDACORP, Inc.	256,839
1,976	NextEra Energy, Inc.	170,509
3,833	Northwestern Energy Group, Inc.	264,822
815	NRG Energy, Inc.	138,134
4,913	OGE Energy Corporation	224,917
1,635	Ormat Technologies, Inc.	184,608
2,387	Pinnacle West Capital Corporation	216,883

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	ELECTRIC UTILITIES - 5.7% (Continued)
3,904	Portland General Electric Company	$198,401
7,247	PPL Corporation	267,414
2,669	Public Service Enterprise Group, Inc.	222,915
1,872	SEMPRA	177,316
2,573	Southern Company	234,452
623	Vistra Corporation	111,430
2,177	WEC Energy Group, Inc.	243,976
2,872	Xcel Energy, Inc.	235,820
		6,880,746
	ELECTRICAL EQUIPMENT - 3.0%
484	Acuity, Inc.	177,347
548	Advanced Energy Industries, Inc.	115,732
1,836	Allegion plc	304,831
1,293	Allient, Inc.	69,641
741	AMETEK, Inc.	146,636
942	Amphenol Corporation, Class A	132,728
202	Argan, Inc.	79,830
3,405	Atmus Filtration Technologies, Inc.	172,327
861	Bel Fuse, Inc., Class B	132,620
1,182	Belden, Inc.	134,039
582	BWX Technologies, Inc.	104,108
556	Eaton Corp plc	192,315
791	ESCO Technologies, Inc.	168,412
264	GE Vernova, Inc.	158,339
854	Johnson Controls International plc	99,329
6,666	LSI Industries, Inc.	121,921
4,447	Mirion Technologies, Inc.(a)	115,711
756	NEXTracker, Inc., Class A(a)	69,265
2,769	nLight, Inc.(a)	97,552
1,540	nVent Electric PLC	165,196
505	OSI Systems, Inc.(a)	136,779
352	Rockwell Automation, Inc.	139,343
384	SPX Technologies, Inc.(a)	82,575
461	Trane Technologies PLC	194,302

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.0% (Continued)
3,556	Trimble, Inc.(a)	$289,530
		3,600,408
	ENGINEERING & CONSTRUCTION - 1.2%
126	Comfort Systems USA, Inc.	123,094
924	Construction Partners, Inc., Class A(a)	100,716
201	Dycom Industries, Inc.(a)	72,668
170	EMCOR Group, Inc.	104,562
1,794	Granite Construction, Inc.	192,909
326	IES Holdings, Inc.(a)	136,454
880	MasTec, Inc.(a)	188,214
346	MYR Group, Inc.(a)	77,615
728	Primoris Services Corporation	92,136
205	Quanta Services, Inc.	95,300
255	Sterling Infrastructure, Inc.(a)	87,799
1,973	Tutor Perini Corporation	135,249
		1,406,716
	ENTERTAINMENT CONTENT - 0.7%
2,205	Fox Corporation, Class A	144,428
2,988	Fox Corporation, Class B	174,081
1,184	ROBLOX Corporation, Class A(a)	112,516
900	Take-Two Interactive Software, Inc.(a)	221,462
7,751	TEGNA, Inc.	151,300
		803,787
	FOOD - 0.6%
1,066	Cal-Maine Foods, Inc.	88,819
4,519	Fresh Del Monte Produce, Inc.	163,317
2,212	Pilgrim’s Pride Corporation	84,144
1,055	Seneca Foods Corporation, Class A(a)	127,602
7,752	Smithfield Foods, Inc.	167,522
3,418	Tootsie Roll Industries, Inc.	131,114
		762,518
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	159,537

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	GAMING REIT - 0.3% (Continued)
6,080	VICI Properties, Inc.	$175,226
		334,763
	GAS & WATER UTILITIES - 1.8%
1,678	Atmos Energy Corporation	295,948
3,577	Brookfield Infrastructure Corporation, Class A	163,290
1,543	Chesapeake Utilities Corporation	214,570
8,510	MDU Resources Group, Inc.	181,433
3,506	NiSource, Inc.	154,720
4,398	Northwest Natural Holding Company	217,569
3,222	ONE Gas, Inc.	269,810
3,071	Southwest Gas Holdings, Inc.	255,047
2,532	Spire, Inc.	224,487
3,836	UGI Corporation	151,714
		2,128,588
	HEALTH CARE FACILITIES & SERVICES - 1.6%
460	Cardinal Health, Inc.	97,640
424	Cencora, Inc.	156,426
2,036	Encompass Health Corporation	236,625
1,188	Ensign Group, Inc. (The)	220,422
397	HCA Healthcare, Inc.	201,791
767	Labcorp Holdings, Inc.	206,154
255	McKesson Corporation	224,686
301	Medpace Holdings, Inc.(a)	178,330
1,036	Quest Diagnostics, Inc.	195,990
760	RadNet, Inc.(a)	62,920
655	Tenet Healthcare Corporation(a)	142,030
		1,923,014
	HEALTH CARE REIT - 1.3%
2,267	American Healthcare REIT, Inc.	115,118
3,563	CareTrust REIT, Inc.	133,719
9,392	Healthcare Realty Trust, Inc.	171,216
4,622	LTC Properties, Inc.	168,657
5,293	Omega Healthcare Investors, Inc.	243,055
12,806	Sabra Health Care REIT, Inc.	249,845

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	HEALTH CARE REIT - 1.3% (Continued)
3,165	Ventas, Inc.	$255,194
1,106	Welltower, Inc.	230,291
		1,567,095
	HOME & OFFICE PRODUCTS - 0.2%
2,494	Somnigroup International, Inc.	228,251

	HOME CONSTRUCTION - 0.4%
767	Armstrong World Industries, Inc.	145,531
1,981	Griffon Corporation	148,575
2,575	Taylor Morrison Home Corporation(a)	161,426
		455,532
	INDUSTRIAL INTERMEDIATE PROD - 1.2%
1,925	AZZ, Inc.	202,934
941	Enpro, Inc.	209,702
2,011	Mueller Industries, Inc.	220,949
3,462	Proto Labs, Inc.(a)	175,939
326	RBC Bearings, Inc.(a)	145,060
734	Standex International Corporation	179,947
501	Valmont Industries, Inc.	206,898
2,462	Worthington Enterprises, Inc.	135,065
		1,476,494
	INDUSTRIAL REIT - 0.3%
3,193	First Industrial Realty Trust, Inc.	182,767
4,399	STAG Industrial, Inc.	172,793
		355,560
	INDUSTRIAL SUPPORT SERVICES - 0.6%
3,363	API Group Corporation(a)	133,040
1,316	DXP Enterprises Inc(a)	123,691
13,764	NPK International, Inc.(a)	169,435
3,033	Rush Enterprises, Inc., Class A	157,898
602	VSE Corporation	108,474
288	WESCO International, Inc.	77,014
		769,552

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
1,722	Bank of New York Mellon Corporation (The)	$193,036
507	Cboe Global Markets, Inc.	130,892
476	CME Group, Inc.	133,975
505	Evercore, Inc., Class A	161,635
189	Goldman Sachs Group, Inc. (The)	156,122
701	Houlihan Lokey, Inc.	122,955
1,377	Interactive Brokers Group, Inc., Class A	89,533
894	Morgan Stanley	151,676
2,753	Nasdaq, Inc.	250,303
1,871	Northern Trust Corporation	245,737
421	Piper Sandler Companies	141,414
607	PJT Partners, Inc., Class A	101,982
3,270	SEI Investments Company	264,412
1,124	State Street Corporation	133,778
1,537	StoneX Group, Inc.(a)	139,268
		2,416,718
	INSURANCE - 4.8%
2,302	Aflac, Inc.	253,934
1,301	Allstate Corporation (The)	277,086
1,365	American Financial Group, Inc.	187,988
1,485	American International Group, Inc.	113,098
672	Assurant, Inc.	153,324
1,685	Axis Capital Holdings Ltd.	172,274
794	Chubb Ltd.	235,167
1,203	Cincinnati Financial Corporation	201,611
4,071	CNA Financial Corporation	190,319
3,303	CNO Financial Group, Inc.	135,192
9,126	Donegal Group, Inc., Class A	183,706
2,161	Equitable Holdings, Inc.	100,897
1,354	Globe Life, Inc.	182,424
7,606	Hamilton Insurance Group Ltd.(a)	207,492
1,074	Hanover Insurance Group, Inc. (The)	199,281
2,073	Hartford Insurance Group, Inc. (The)	284,062
489	HCI Group, Inc.	86,920

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	INSURANCE - 4.8% (Continued)
4,310	Horace Mann Educators Corporation	$197,312
2,733	Loews Corporation	294,808
2,081	Mercury General Corporation	193,783
5,171	NMI Holdings, Inc., Class A(a)	197,274
3,041	Old Republic International Corporation	140,190
1,037	Palomar Holdings, Inc.(a)	128,806
654	RenaissanceRe Holdings Ltd.	170,805
5,047	SiriusPoint Ltd.(a)	104,978
6,926	Tiptree, Inc.	130,070
533	Travelers Companies, Inc. (The)	156,094
4,872	United Fire Group, Inc.	178,072
5,944	Universal Insurance Holdings, Inc.	196,925
1,799	Unum Group	136,670
1,960	W R Berkley Corporation	152,272
782	Willis Towers Watson PLC	251,022
		5,793,856
	INTERNET MEDIA & SERVICES - 0.4%
3,943	EverQuote, Inc.(a)	104,056
684	Expedia Group, Inc.	174,891
150	Spotify Technology S.A.(a)	89,831
1,552	Uber Technologies, Inc.(a)	135,862
		504,640
	LEISURE FACILITIES & SERVICES - 2.2%
5,012	Atlanta Braves Holdings, Inc., Series A(a)	218,373
3,358	Boyd Gaming Corporation	279,722
6,438	Carnival Corporation(a)	165,972
438	Churchill Downs, Inc.	47,781
430	Hilton Worldwide Holdings, Inc.	122,563
4,699	Life Time Group Holdings, Inc.(a)	131,196
413	Marriott International Inc, Class A	125,878
1,371	Monarch Casino & Resort, Inc.	132,411
6,464	OneSpaWorld Holdings Ltd.	131,995
1,536	Planet Fitness, Inc., Class A(a)	171,986
2,818	Red Rock Resorts, Inc., Class A	165,050

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2% (Continued)
6,573	Super Group SGHC Ltd.	$71,186
1,141	TKO Group Holdings, Inc.	221,228
1,391	Travel + Leisure Company	95,395
1,282	Viking Holdings Ltd.(a)	85,612
1,422	Wynn Resorts Ltd.	182,983
1,519	Yum! Brands, Inc.	232,726
		2,582,057
	LEISURE PRODUCTS - 0.4%
2,500	Acushnet Holdings Corporation	210,250
2,764	Hasbro, Inc.	228,306
		438,556
	MACHINERY - 2.4%
311	Caterpillar, Inc.	179,061
987	Crane Company	180,868
348	Deere & Company	161,643
2,091	Donaldson Company, Inc.	187,981
1,331	ESAB Corporation	149,391
1,009	Federal Signal Corporation	115,026
8,918	Gates Industrial Corporation PLC(a)	202,974
4,617	Gorman-Rupp Company (The)	214,644
1,299	John Bean Technologies Corporation	182,548
6,680	Mueller Water Products, Inc., Class A - Series A	161,923
1,807	Oshkosh Corporation	231,621
1,836	Pentair PLC	193,221
736	Watts Water Technologies, Inc., Class A	203,048
1,845	Xylem Inc	259,536
4,075	Zurn Elkay Water Solutions Corporation	194,378
		2,817,863
	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,665	Artivion, Inc.(a)	124,349
1,656	Boston Scientific Corporation(a)	168,216
511	Insulet Corporation(a)	167,194
990	iRadimed Corporation	92,288
835	iRhythm Technologies, Inc.(a)	156,988

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.7% (Continued)
1,758	LeMaitre Vascular, Inc.	$145,826
2,220	Medtronic PLC	233,833
362	Natera, Inc.(a)	86,449
5,478	QIAGEN N.V.	261,575
617	ResMed, Inc.	157,847
1,447	Solventum Corporation(a)	123,371
622	STERIS PLC	165,626
549	Stryker Corporation	203,778
		2,087,340
	METALS & MINING - 0.3%
1,628	Newmont Corporation	147,708
1,024	Royal Gold, Inc.	208,733
		356,441
	MORTGAGE FINANCE - 1.5%
21,708	AGNC Investment Corporation	227,716
7,176	Annaly Capital Management, Inc.	163,613
21,927	Apollo Commercial Real Estate Finance, Inc.	222,121
15,285	Dynex Capital, Inc.	214,143
14,799	Ellington Financial, Inc.	202,746
14,330	Ladder Capital Corporation	158,347
12,684	PennyMac Mortgage Investment Trust	162,863
28,240	Rithm Capital Corporation	324,477
8,673	Starwood Property Trust, Inc.	159,063
		1,835,089
	MULTI ASSET CLASS REIT - 0.2%
11,766	Broadstone Net Lease, Inc.	206,729

	OFFICE REIT - 0.3%
3,794	Kilroy Realty Corporation	162,725
7,561	NET Lease Office Properties	222,974
		385,699
	OIL & GAS PRODUCERS - 1.8%
7,924	Antero Midstream Corporation	142,711
4,061	Antero Resources Corporation(a)	147,942

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	OIL & GAS PRODUCERS - 1.8% (Continued)
995	Cheniere Energy, Inc.	$207,418
3,362	Coterra Energy, Inc.	90,236
1,610	DT Midstream, Inc.	195,551
2,877	EQT Corporation	175,094
5,240	Excelerate Energy, Inc., Class A	147,139
1,049	Expand Energy Corporation	127,905
3,475	Golar LNG Ltd.	128,401
389	Gulfport Energy Corporation(a)	86,549
5,394	Kinder Morgan, Inc.	147,364
1,398	Ovintiv, Inc.	57,262
4,333	Range Resources Corporation	171,110
839	Valero Energy Corporation	148,302
1,441	Western Midstream Partners, L.P.	56,675
2,914	Williams Companies, Inc. (The)	177,550
		2,207,209
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
3,063	Baker Hughes Company	153,763
9,438	DNOW, Inc.(a)	131,754
2,525	TechnipFMC plc	114,282
		399,799
	PUBLISHING & BROADCASTING - 0.5%
1,378	Liberty Media Corp-Liberty Formula One, Series A(a)	121,099
1,074	Liberty Media Corp-Liberty Formula One, Series C(a)	103,083
2,577	New York Times Company (The), Class A	166,216
720	Nexstar Media Group, Inc.	138,341
		528,739
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,393	Howard Hughes Holdings, Inc.(a)	124,715

	REAL ESTATE SERVICES - 0.5%
1,415	CBRE Group, Inc., Class A(a)	228,989
508	Jones Lang LaSalle, Inc.(a)	165,451
9,739	Newmark Group, Inc., Class A	169,264
		563,704

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	RENEWABLE ENERGY - 0.1%
712	EnerSys	$101,894

	RETAIL - CONSUMER STAPLES - 0.7%
1,731	BJ’s Wholesale Club Holdings, Inc.(a)	154,457
290	Casey’s General Stores, Inc.	165,433
2,668	Kroger Company (The)	179,503
1,210	Ollie’s Bargain Outlet Holdings, Inc.(a)	148,963
1,617	PriceSmart, Inc.	199,053
		847,409
	RETAIL - DISCRETIONARY - 2.3%
513	Asbury Automotive Group, Inc.(a)	119,308
793	AutoNation, Inc.(a)	167,553
3,765	Buckle, Inc. (The)	212,648
1,413	Build-A-Bear Workshop, Inc.	75,030
632	Burlington Stores, Inc.(a)	159,409
108	Dillard’s, Inc., Class A	72,366
563	Ferguson Enterprises, Inc.	141,690
792	FirstCash Holdings, Inc.	125,461
467	Group 1 Automotive, Inc.	187,286
2,153	O’Reilly Automotive, Inc.(a)	218,961
1,759	Patrick Industries, Inc.	190,359
891	Penske Automotive Group, Inc.	144,093
1,048	Ross Stores, Inc.	184,825
2,611	Rush Enterprises, Inc., Class B	139,349
1,173	TJX Companies, Inc. (The)	178,202
2,726	Tractor Supply Company	149,330
1,097	Urban Outfitters, Inc.(a)	81,255
423	Winmark Corporation	173,857
		2,720,982
	RETAIL REIT - 1.8%
2,990	Agree Realty Corporation	224,908
615	Alexander’s, Inc.	130,337
5,742	CBL & Associates Properties, Inc.	191,898
5,739	Curbline Properties Corporation	137,392

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	RETAIL REIT - 1.8% (Continued)
6,241	Essential Properties Realty Trust Incorporated	$197,590
7,275	Four Corners Property Trust, Inc.	174,891
7,572	InvenTrust Properties Corporation	216,105
11,827	NETSTREIT Corporation	216,789
4,363	Phillips Edison & Company, Inc.	154,887
2,803	Regency Centers Corporation	199,461
1,149	Simon Property Group, Inc.	214,082
		2,058,340
	SELF-STORAGE REIT - 0.1%
3,883	Smartstop Self Storage REIT, Inc.	126,896

	SEMICONDUCTORS - 0.2%
389	Analog Devices, Inc.	103,217
99	KLA Corporation	116,371
517	Rambus, Inc.(a)	49,410
		268,998
	SOFTWARE - 1.5%
466	Autodesk, Inc.(a)	141,356
286	Cadence Design Systems, Inc.(a)	89,186
261	Cloudflare, Inc., Class A(a)	52,255
328	Crowdstrike Holdings, Inc., Class A(a)	167,004
5,861	Gen Digital, Inc.	154,555
898	Guidewire Software, Inc.(a)	193,950
1,151	Okta, Inc.(a)	92,460
903	Palo Alto Networks, Inc.(a)	171,687
2,577	Pegasystems, Inc.	141,142
949	PTC, Inc.(a)	166,483
2,869	SS&C Technologies Holdings, Inc.	246,563
522	Veeva Systems, Inc., Class A(a)	125,431
299	Zscaler, Inc.(a)	75,199
		1,817,271
	SPECIALTY FINANCE - 2.1%
3,959	Ally Financial, Inc.	163,507
399	American Express Company	145,743

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	SPECIALTY FINANCE - 2.1% (Continued)
1,009	Capital One Financial Corporation	$221,042
5,877	Enact Holdings, Inc.	227,498
927	Enova International, Inc.(a)	121,520
3,210	Essent Group Ltd.	201,460
1,369	GATX Corporation	218,944
518	Investors Title Company	144,475
7,856	MGIC Investment Corporation	222,718
1,292	Nelnet, Inc., Class A	166,978
1,574	OneMain Holdings, Inc.	97,635
791	PennyMac Financial Services, Inc.	106,445
5,168	Radian Group, Inc.	183,722
2,859	Rocket Companies, Inc., Class A	57,123
2,629	SoFi Technologies, Inc.(a)	78,134
1,307	Synchrony Financial	101,110
		2,458,054
	SPECIALTY REIT - 0.9%
3,919	EPR Properties	204,846
1,069	Lamar Advertising Company, Class A	141,525
6,527	Millrose Properties, Inc.	198,812
7,508	Outfront Media, Inc.	176,663
17,143	Postal Realty Trust, Inc., Class A	266,402
		988,248
	STEEL - 0.2%
479	Carpenter Technology Corporation	152,581
594	Steel Dynamics, Inc.	99,691
		252,272
	TECHNOLOGY HARDWARE - 2.0%
9,452	Arlo Technologies, Inc.(a)	137,054
2,073	Corning, Inc.	174,547
634	Credo Technology Group Holding Ltd.(a)	112,598
2,755	Diebold Nixdorf, Inc.(a)	177,753
164	Fabrinet(a)	75,343
1,495	Flex Ltd.(a)	88,369
5,645	IMAX Corporation(a)	209,430

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	TECHNOLOGY HARDWARE - 2.0% (Continued)
317	InterDigital, Inc.	$113,407
920	Jabil, Inc.	193,853
9,164	Knowles Corporation(a)	206,007
4,644	NETGEAR, Inc.(a)	122,834
11,692	Pitney Bowes, Inc.	115,283
529	Sanmina Corporation(a)	82,611
1,652	TD SYNNEX Corporation	251,898
1,174	TTM Technologies, Inc.(a)	82,391
143	Ubiquiti, Inc.	83,382
410	Western Digital Corporation	66,965
		2,293,725
	TECHNOLOGY SERVICES - 0.5%
1,022	Broadridge Financial Solutions, Inc.	233,108
1,827	Cleanspark, Inc.(a)	27,588
3,998	CompoSecure, Inc.(a)	79,440
624	Leidos Holdings, Inc.	119,246
251	MSCI, Inc.	141,494
		600,876
	TELECOMMUNICATIONS - 0.4%
10,254	AT&T, Inc.	266,809
1,876	Millicom International Cellular S.A.	99,559
3,711	Telephone and Data Systems, Inc.	149,442
		515,810
	TOBACCO & CANNABIS - 0.2%
1,247	Turning Point Brands, Inc.	124,900
2,938	Universal Corporation	155,008
		279,908
	TRANSPORTATION & LOGISTICS - 0.8%
543	CH Robinson Worldwide, Inc.	86,266
7,618	DHT Holdings, Inc.	99,263
956	Expeditors International of Washington, Inc.	140,436
973	Norfolk Southern Corporation	284,204
1,286	Ryder System, Inc.	222,748

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.6% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8% (Continued)
1,715	SkyWest, Inc.(a)	$174,107
		1,007,024
	TRANSPORTATION EQUIPMENT - 0.4%
218	Cummins, Inc.	108,560
1,917	REV Group, Inc.	102,119
1,539	Westinghouse Air Brake Technologies Corporation	320,958
		531,637
	WHOLESALE - CONSUMER STAPLES - 0.5%
2,667	Chefs’ Warehouse, Inc. (The)(a)	163,540
2,049	Performance Food Group Company(a)	198,896
3,602	Sysco Corporation	274,473
		636,909
	WHOLESALE - DISCRETIONARY - 0.1%
7,037	OPENLANE, Inc.(a)	179,021

	TOTAL COMMON STOCKS (Cost $79,198,621)	92,903,850

	PREFERRED STOCK — 0.0%(d)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(d)
313	Brookfield Property Preferred, L.P. (Cost $4,758)	4,773

See accompanying notes to financial statements.

LONGBOARD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0%(d)
2,093	Novartis A.G. – CVR(a)(b)(c) (Cost $0)	12/31/2029	$4	$–

	TOTAL INVESTMENTS - 77.6% (Cost $79,203,379)			$92,908,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.4%			26,889,098
	NET ASSETS - 100.0%			$119,797,721

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of November 30, 2025 was $0, representing 0.0% of net assets.
(c)	The fair value of this investment is determined using significant unobservable inputs.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Longboard Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2025

ASSETS
Investment in securities at cost	$79,203,379
Investment in securities at fair value	$92,908,623
Cash	26,051,238
Cash Deposits with Broker	7,187
Receivable for securities sold	917,157
Receivable for fund shares sold	62
Dividends and interest receivable	114,754
TOTAL ASSETS	119,999,021

LIABILITIES
Investment advisory fees payable	191,832
Payable for fund shares redeemed	8,835
Distribution (12b-1) fees payable	633
201,300
NET ASSETS	$119,797,721

Net Assets Consist Of:
Paid in capital	137,631,561
Accumulated deficit	(17,833,840)
NET ASSETS	$119,797,721

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,553,913
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	170,047
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.02
Maximum offering price per share (maximum sales charge of 5.75%)	$15.94

Class I Shares:
Net Assets	$117,243,808
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,771,972
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.09

See accompanying notes to financial statements.

Longboard Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended November 30, 2025

INVESTMENT INCOME
Dividends (Net of tax witholding of $3,547)	$983,892
Interest	367,681
TOTAL INVESTMENT INCOME	1,351,573

EXPENSES
Investment advisory fees	1,347,530
Distribution (12b-1) fees: Class A	3,232
TOTAL EXPENSES	1,350,762

NET INVESTMENT INCOME	811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	6,736,702
6,736,702
Net change in unrealized depreciation on:
Investments	(118,776)
(118,776)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,617,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,618,737

See accompanying notes to financial statements.

Longboard Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2025 (Unaudited)	For the Year Ended May 31, 2025*
FROM OPERATIONS
Net investment income (loss)	$811	$(584,122)
Net realized gain from investments and futures contracts	6,736,702	4,086,730
Net change in unrealized depreciation on investments and futures contracts	(118,776)	(445,041)
Net increase in net assets resulting from operations	6,618,737	3,057,567

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	42,619	307,146
Class I	12,148,548	53,577,065
Payments for shares redeemed:
Class A	(151,554)	(926,643)
Class I	(35,617,252)	(38,467,958)
Net increase (decrease) in net assets from shares of beneficial interest	(23,577,639)	14,489,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,958,902)	17,547,177

NET ASSETS
Beginning of Period	136,756,623	119,209,446
End of Period	$119,797,721	$136,756,623

SHARE ACTIVITY
CLASS A:
Shares sold	2,864	21,337
Shares redeemed	(10,234)	(63,804)
Net decrease in shares of beneficial interest outstanding	(7,370)	(42,467)

SHARE ACTIVITY
CLASS I:
Shares sold	824,695	3,661,438
Shares redeemed	(2,392,697)	(2,658,744)
Net increase (decrease) in shares of beneficial interest outstanding	(1,568,002)	1,002,694

*	Consolidated Statement of Change from fund reorganization

See accompanying notes to financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A	For the Six Months Ended November 30, 2025 (Unaudited)		For the Year Ended May 31, 2025 (Consolidated)		For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022		For the Year Ended May 31, 2021
Net asset value, beginning of period	$14.32		$13.92		$11.94	$14.26		$15.32		$11.92

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.10)		(0.10)	0.09		(0.33)		(0.30)
Net realized and unrealized gain (loss) on investments	0.72		0.50		2.49	(1.46)		(0.22)		3.70
Total from investment operations	0.70		0.40		2.39	(1.37)		(0.55)		3.40

Less distributions from:
Net investment income	-		-		-	(0.00	)(4)	-		-
Return of capital	-		-		(0.41)	(0.95)		(0.51)		-
Total distributions	-		-		(0.41)	(0.95)		(0.51)		-
Net asset value, end of period	$15.02		$14.32		$13.92	$11.94		$14.26		$15.32
Total return (2)	4.89	%(5)(7)	2.87	%(5)	20.59%	(10.14)%		(3.75)%		28.52%
Net assets, at end of period (000s)	$2,554		$2,541		$3,061	$2,942		$2,486		$1,678
Ratio of total expenses to average net assets	2.24	%(6)	2.24%		2.24%	2.24	%(3)	2.24	%(3)	2.24	%(3)
Ratio of net investment income (loss) to average net assets	(0.26	)%(6)	(0.68)%		(0.71)%	0.65%		(2.13)%		(2.21)%
Portfolio turnover rate	46	%(7)	61%		102%	0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Annualized.
(7)	Not annualized.

See accompanying notes to financial statements.

Longboard Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class I	For the Six Months Ended November 30, 2025 (Unaudited)		For the Year Ended May 31, 2025 (Consolidated)	For the Year Ended May 31, 2024 (Consolidated)	For the Year Ended May 31, 2023		For the Year Ended May 31, 2022		For the Year Ended May 31, 2021
Net asset value, beginning of period	$14.37		$13.93	$11.93	$14.25		$15.29		$11.87

Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.06)	(0.06)	0.10		(0.29)		(0.28)
Net realized and unrealized gain (loss) on investments	0.71		0.50	2.49	(1.44)		(0.21)		3.70
Total from investment operations	0.72		0.44	2.43	(1.34)		(0.50)		3.42

Less distributions from:
Net investment income	-		-	-	(0.00	)(4)	-		-
Return of capital	-		-	(0.43)	(0.98)		(0.54)		-
Total distributions	-		-	(0.43)	(0.98)		(0.54)		-
Net asset value, end of period	$15.09		$14.37	$13.93	$11.93		$14.25		$15.29
Total return (2)	5.01	%(6)	3.16%	20.94%	(9.92)%		(3.47)%		28.81%
Net assets, at end of period (000s)	$117,244		$134,215	$116,148	$94,315		$109,112		$75,832
Ratio of total expenses to average net assets	1.99	%(5)	1.99%	1.99%	1.99	%(3)	1.99	%(3)	1.99	%(3)
Ratio of net investment income (loss) to average net assets	0.01	%(5)	(0.42)%	(0.46)%	0.80%		(1.89)%		(1.97)%
Portfolio turnover rate	46	%(6)	61%	102%	0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.
(4)	Amounts represents less than $0.005 per share.
(5)	Annualized.
(6)	Not annualized.

See accompanying notes to financial statements.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2025

1.	ORGANIZATION

The Longboard Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on March 19, 2015.

The Fund (also referred to as “the Acquiring Fund”) acquired the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), in a tax-free reorganization as of the close of business on March 22, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund changed its name from Longboard Alternative Growth Fund to Longboard Fund on October 1, 2023. The Acquired Fund and the Acquiring Fund were managed by the same adviser who currently manages the Fund.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x)

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Futures Contracts – Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. As of November 30, 2025 the fund did not hold any future contracts.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2025 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$92,903,850	$-	$-		$92,903,850
Preferred Stock	4,773	-	-		4,773
Right	-	-	-	^	-
Total	$92,908,623	$-	$-		$92,908,623

*	See Schedule of Investments for industry classification.
^	Includes securities values at $0. The security classified as Level 3 is deemed immaterial.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Fund acquired LFL in connection with the tax-free reorganization as of the close of business on March 22, 2024. The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

Accordingly, the accompanying consolidated statement of operations, changes in net assets, and financial highlights for the year ended May 31, 2025 include the results of LFL through its dissolution on January 31, 2025.

On January 30, 2025 the CFC transferred net assets of $38,895, to the Fund as part of the formal dissolution of the CFC, and that no gain or loss was recognized as a result of the transaction.

In accordance with its investment objectives and through its ability to engage in a management futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – The Fund consider their balances held in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances at the custodian, which, at times, may exceed federally insured limits.

Federal Income Taxes – The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $57,017,627 and $46,030,365 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Fund’s Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2025, the Fund incurred $1,347,530 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2025, the Fund paid $3,232 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. On the sales of Class A shares, for the six months ended November 30, 2025, the Distributor received $2,031 in underwriting commissions, of which $236 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of November 30, 2025, Charles Schwab & Co. held 47.4% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended May 31, 2024 was as follows:

	Fiscal Year Ended May 31, 2025	Fiscal Year Ended May 31, 2024
Ordinary Income	$-	$-
Long-Term Capital Gain	-	-
Return of Capital	-	3,379,654
	$-	$3,379,654

There were no distributions for the year ended May 31, 2025.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

As of May 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$-	$-	$(241,471)	$(38,064,934)	$-	$13,853,828	$(24,452,577)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $241,471.

At May 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$5,242,465	$-	$5,242,465	$4,103,407

As a result of the acquisition of another Fund, $27,125,228 and $5,697,241 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $727,147 under tax rules.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, prior year tax return updates, and the tax treatment for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2025 as follows:

Paid In Capital	Accumulated Deficit
$(209,668)	$209,668

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$79,173,571	$15,276,048	$(1,540,996)	$13,735,052

8.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

Longboard Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2025

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Longboard Fund

Additional Information (Unaudited)

November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2025 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Longboard Advisory Agreement”) between Longboard Asset Management, LP (“Longboard”) and the Trust on behalf of the Longboard Fund.

Based on their evaluation of the information provided by Longboard, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard related to the proposed renewal of the Longboard Advisory Agreement, including Longboard’s ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard, including the individuals that primarily monitor and execute the investment process. The Board noted the efforts made by Longboard to expand its personnel in an effort to grow and market the Longboard Fund. The Board discussed Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of

Longboard Fund

Additional Information (Unaudited)(Continued)

November 30, 2025

its fund management personnel. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of the Longboard Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with the Longboard Fund’s investment limitations, noting that Longboard’s CCO would continually review the portfolio managers’ performance of their duties to ensure compliance under Longboard and the Trust’s compliance programs. The Board also discussed Longboard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Longboard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Longboard’s representation that the prospectus and statement of additional information for the Longboard Fund accurately describe the investment strategies of the Longboard Fund. The Board then reviewed the capitalization of Longboard based on representations made by representatives of Longboard and concluded that Longboard was sufficiently well-capitalized, or that its control persons had the ability to make additional contributions, in order to meet its obligations to the Longboard Fund. The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Longboard to the Longboard Fund were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Longboard Fund as compared to its peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year and since inception periods ended June 30, 2025, noting that the Longboard Fund had underperformed its peer group median, Morningstar category median and primary benchmark, the S&P 500 Total Return Index, but outperformed its secondary benchmark, the ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, for the one-year, three-year and five-year periods, and outperformed its peer group median, Morningstar category median and secondary benchmark, but underperformed its primary benchmark, for the ten-year and since inception periods. The Board also discussed Longboard’s opinion that the Longboard Fund should be in a different Morningstar Category, noting that they will further monitor those efforts. After further discussion, the Board concluded that overall, the Longboard Fund’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Longboard, the Board reviewed and discussed the Longboard Fund’s unitary fee and overall operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for the Longboard Fund, noting that Longboard pays substantially all expenses of the Longboard Fund, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Longboard Fund’s business. The Board also noted that the Longboard Advisory Agreement provides for a unitary fee of 1.99% on Fund assets and a breakpoint for the Longboard Fund as asset levels increase. Because of the unitary fee structure, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the unitary fee, the Board also took into account the all in cost of managing the investment strategy for the Longboard Fund and acknowledged that total operating expenses, exclusive of certain fees, were capped at 1.99% for the Longboard Fund noting that while its net expense ratio was at the high end of its peer group, it was not the highest in its Morningstar category. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to the Longboard Fund and the fact that Longboard was responsible for the payment of most of the Longboard Fund’s annual operating expenses, the unitary fee paid by the Longboard Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to the Longboard Fund based on profitability reports and analyses reviewed by the Board and the selected financial information provided by Longboard. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of the Longboard Fund and the built-in breakpoints, the profits from Longboard’s relationship with the Longboard Fund were not excessive.

Longboard Fund

Additional Information (Unaudited)(Continued)

November 30, 2025

Economies of Scale. As to the extent to which the Longboard Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Longboard Fund, along with Longboard’s expectations for growth, and concluded that any further material economies of scale were not likely to be achieved in the near term.

Conclusion. Trust Counsel and Independent Counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Board believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement and as assisted by the advice of Independent Counsel, the Board, including a majority of the Independent Trustees, determined that: (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Longboard Advisory Agreement is in the best interests of the Longboard Fund and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the Longboard Advisory Agreement was in the best interests of the Longboard Fund and its shareholders. Moreover, the Board noted that each Board member may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Longboard Asset Management, LP

P.O. BOX 97730

Phoenix, AZ 85060-7730

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	02/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	02/06/2026

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	02/06/2026